Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 10.5	$ 9.1	$ 10.8
Charged to Income	4.0	3.3	2.5
Foreign Currency Translation Adjustment	0.6	(0.4)	(0.6)
Increases (Deductions) From Reserves	(0.7)	(1.5)	(3.6)
Balance at End of Year	14.4	10.5	9.1
Valuation allowance on deferred taxes [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	79.7	67.5	56.6
Charged to Income	4.5	2.1	3.5
Foreign Currency Translation Adjustment	0.7	(2.3)	(3.0)
Increases (Deductions) From Reserves	10.5	12.4	10.4
Balance at End of Year	$ 95.4	$ 79.7	$ 67.5